Income Taxes (Details) - Schedule of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Israel
Foreign	20	7	158
Total current income tax expense	20	7	158
Deferred:
Domestic (Israel)
Foreign
Total deferred income tax expense
Income tax expense	$ 20	$ 7	$ 158